Organization and Nature of Operations (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 06, 2021	Sep. 14, 2020	Sep. 25, 2020	Oct. 31, 2021	Jul. 31, 2022	Dec. 31, 2020	Apr. 07, 2020
Organization and Nature of Operations (Details) [Line Items]
Aggregate shares	2,008,310
Fair value amount	$ 2,028,393
Paid in cash	$ 60,000
Common stock, shares authorized				1,000,000,000	1,000,000,000	1,000,000,000
Subsidiary shares of preferred stock percentage				80.00%
Percentage of voting control				51.00%
Reverse stock split		31.993
Common stock, par value		0.001
Preferred stock, par value				$ 0.001		$ 0.001
Cash payable			$ 7,000
Promissory note			$ 7,000
Interest rate			5.00%
Monthly installments			$ 1,000
Common stock issued	2,008,310
Series B Preferred Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares outstanding			250,000
Preferred stock, par value			$ 0.001	$ 0.001		$ 0.001
Accounting expense			$ 14,000
RTD [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares outstanding			250,000
Accounting expense			$ 14,000
Board of Directors Chairman [Member] | Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares authorized							1,000,000,000
Board of Directors Chairman [Member] | Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares authorized							600,000,000